Vessels (Tables)	12 Months Ended
Dec. 31, 2013
Vessels [Abstract]
Schedule of vessels
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2011	$ 545,684	$ (71,244)	$ 474,440
- Vessels acquired and delivered	13,855	-	13,855
- Vessels sold	(27,418)	13,633	(13,785)
- Depreciation for the year	-	(21,484)	(21,484)
Balance, December 31, 2012	532,121	(79,095)	453,026
- Vessels acquired and delivered	-	-	-
- Vessels sold	(14,896)	2,874	(12,022)
- Depreciation for the year	-	(19,475)	(19,475)
Balance, December 31, 2013	$ 517,225	$ (95,696)	$ 421,529

Vessel deliveries
Vessel Name	Date of operation	Year Built	Size (dwt)	Total cost capitalized
Symi	05/23/2012	2012	6,256	$ 13,855